UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of March 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.3%
	Consumer Discretionary — 17.3%
	Auto Components — 0.9%
3,923	BorgWarner, Inc.	163,954

	Distributors — 0.7%
1,437	Genuine Parts Co.	132,753

	Hotels, Restaurants & Leisure — 1.5%
1,457	Hilton Grand Vacations, Inc. (a)	41,753
2,743	Hilton Worldwide Holdings, Inc.	160,369
659	Marriott International, Inc., Class A	62,095

		264,217

	Household Durables — 3.3%
1,528	Mohawk Industries, Inc. (a)	350,655
5,070	Newell Brands, Inc.	239,135

		589,790

	Internet & Direct Marketing Retail — 1.4%
2,037	Expedia, Inc.	257,008

	Media — 1.9%
2,236	CBS Corp. (Non-Voting), Class B	155,070
2,965	DISH Network Corp., Class A (a)	188,266

		343,336

	Multiline Retail — 1.8%
4,333	Kohl’s Corp.	172,492
3,188	Nordstrom, Inc.	148,456

		320,948

	Specialty Retail — 4.2%
216	AutoZone, Inc. (a)	155,915
3,115	Bed Bath & Beyond, Inc.	122,906
2,970	Best Buy Co., Inc.	145,982
5,406	Gap, Inc. (The)	131,306
2,248	Tiffany & Co.	214,188

		770,297

	Textiles, Apparel & Luxury Goods — 1.6%
1,746	PVH Corp.	180,674
1,287	Ralph Lauren Corp.	105,006

		285,680

	Total Consumer Discretionary	3,127,983

	Consumer Staples — 6.1%
	Beverages — 2.2%
1,007	Constellation Brands, Inc., Class A	163,247
2,333	Dr Pepper Snapple Group, Inc.	228,405

		391,652

	Food & Staples Retailing — 1.1%
6,676	Kroger Co. (The)	196,878

	Food Products — 0.7%
1,553	TreeHouse Foods, Inc. (a)	131,442

	Household Products — 0.4%
1,502	Energizer Holdings, Inc.	83,750

	Personal Products — 1.7%
8,058	Coty, Inc., Class A	146,089
2,168	Edgewell Personal Care Co. (a)	158,594

		304,683

	Total Consumer Staples	1,108,405

	Energy — 5.7%
	Oil, Gas & Consumable Fuels — 5.7%
6,746	Energen Corp. (a)	367,228
5,317	EQT Corp.	324,875
5,860	PBF Energy, Inc., Class A	129,906
6,900	Williams Cos., Inc. (The)	204,175

	Total Energy	1,026,184

	Financials — 21.3%
	Banks — 7.4%
5,305	Citizens Financial Group, Inc.	183,304
9,225	Fifth Third Bancorp	234,314
1,869	First Republic Bank	175,306
10,157	Huntington Bancshares, Inc.	135,998
1,905	M&T Bank Corp.	294,729
4,326	SunTrust Banks, Inc.	239,224
1,681	Zions Bancorp	70,604

		1,333,479

	Capital Markets — 4.6%
1,010	Ameriprise Financial, Inc.	131,022
5,752	Invesco Ltd.	176,173
2,088	Northern Trust Corp.	180,767
2,200	Raymond James Financial, Inc.	167,774
2,722	T Rowe Price Group, Inc.	185,495

		841,231

	Consumer Finance — 0.7%
6,515	Ally Financial, Inc.	132,447

	Insurance — 8.3%
171	Alleghany Corp. (a)	104,879
676	Chubb Ltd.	92,157
4,736	Hartford Financial Services Group, Inc. (The)	227,653
7,121	Loews Corp.	333,036
2,837	Marsh & McLennan Cos., Inc.	209,625
2,506	Progressive Corp. (The)	98,202
3,002	Unum Group	140,784

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
1,190	WR Berkley Corp.	84,084
5,377	XL Group Ltd., (Bermuda)	214,337

		1,504,757

	Mortgage Real Estate Investment Trusts (REITs) — 0.3%
2,341	Starwood Property Trust, Inc.	52,864

	Total Financials	3,864,778

	Health Care — 4.9%
	Health Care Providers & Services — 4.9%
1,873	AmerisourceBergen Corp.	165,742
1,129	Cigna Corp.	165,334
1,004	Henry Schein, Inc. (a)	170,655
936	Humana, Inc.	192,948
329	Laboratory Corp. of America Holdings (a)	47,251
1,118	Universal Health Services, Inc., Class B	139,182

	Total Health Care	881,112

	Industrials — 7.7%
	Building Products — 0.9%
2,806	Fortune Brands Home & Security, Inc.	170,757

	Electrical Equipment — 2.4%
3,459	AMETEK, Inc.	187,037
1,427	Hubbell, Inc.	171,255
1,040	Regal Beloit Corp.	78,680

		436,972

	Industrial Conglomerates — 1.1%
1,779	Carlisle Cos., Inc.	189,283

	Machinery — 2.3%
2,115	IDEX Corp.	197,773
1,324	Snap-on, Inc.	223,341

		421,114

	Trading Companies & Distributors — 1.0%
1,746	MSC Industrial Direct Co., Inc., Class A	179,385

	Total Industrials	1,397,511

	Information Technology — 9.6%
	Communications Equipment — 1.0%
4,164	CommScope Holding Co., Inc. (a)	173,682

	Electronic Equipment, Instruments & Components — 4.6%
2,890	Amphenol Corp., Class A	205,665
3,093	Arrow Electronics, Inc. (a)	227,085
3,491	CDW Corp.	201,462
5,376	Keysight Technologies, Inc. (a)	194,287

		828,499

	Internet Software & Services — 0.4%
4,113	Match Group, Inc. (a)	67,164

	IT Services — 1.3%
2,484	Jack Henry & Associates, Inc.	231,237

	Semiconductors & Semiconductor Equipment — 1.0%
1,598	Analog Devices, Inc.	130,993
590	KLA-Tencor Corp.	56,048

		187,041

	Software — 1.3%
3,409	Synopsys, Inc. (a)	245,918

	Total Information Technology	1,733,541

	Materials — 4.3%
	Chemicals — 0.7%
405	Sherwin-Williams Co. (The)	125,552

	Containers & Packaging — 3.6%
3,161	Ball Corp.	234,754
2,817	Silgan Holdings, Inc.	167,204
4,844	WestRock Co.	252,055

		654,013

	Total Materials	779,565

	Real Estate — 9.8%
	Equity Real Estate Investment Trusts (REITs) — 9.3%
1,766	American Campus Communities, Inc.	84,033
3,398	American Homes 4 Rent, Class A	78,015
869	AvalonBay Communities, Inc.	159,569
1,205	Boston Properties, Inc.	159,539
5,847	Brixmor Property Group, Inc.	125,473
360	Essex Property Trust, Inc.	83,379
409	Federal Realty Investment Trust	54,599
3,104	GGP, Inc.	71,950
1,084	HCP, Inc.	33,918
6,649	Kimco Realty Corp.	146,868
4,573	Outfront Media, Inc.	121,417
2,153	Park Hotels & Resorts, Inc.	55,272
4,044	Rayonier, Inc.	114,607
1,308	Regency Centers Corp.	86,871
1,791	Vornado Realty Trust	179,648
3,622	Weyerhaeuser Co.	123,072

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
		1,678,230

	Real Estate Management & Development — 0.5%
2,642	CBRE Group, Inc., Class A (a)	91,917

	Total Real Estate	1,770,147

	Utilities — 8.6%
	Electric Utilities — 3.1%
3,200	Edison International	254,755
824	Westar Energy, Inc.	44,723
6,062	Xcel Energy, Inc.	269,438

		568,916

	Gas Utilities — 1.0%
3,012	National Fuel Gas Co.	179,598

	Multi-Utilities — 4.5%
2,974	CenterPoint Energy, Inc.	82,006
5,713	CMS Energy Corp.	255,580
2,098	Sempra Energy	231,880
3,927	WEC Energy Group, Inc.	238,064

		807,530

	Total Utilities	1,556,044

	Total Common Stocks (Cost $11,374,359)	17,245,270

Short-Term Investment — 4.6%
	Investment Company — 4.6%
828,539	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $828,539)	828,539

	Total Investments — 99.9% (Cost $12,202,898)	18,073,809
	Other Assets in Excess of Liabilities — 0.1%	19,745

	NET ASSETS — 100.0%	$18,093,554

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,052,706
Aggregate gross unrealized depreciation	(181,795)

Net unrealized appreciation/depreciation	$5,870,911

Federal income tax cost of investments	$12,202,898

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$18,073,809	$—	$—	$18,073,809

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 26, 2017